Statement of Additional Information (SAI) Supplement – March 23, 2012*

For the SAIs dated April 29, 2011 for the following funds:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Cash Management Fund

Columbia Variable Portfolio – Core Equity Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Diversified Equity Income Fund

Columbia Variable Portfolio – Dynamic Equity Fund

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – International Opportunity Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Limited Duration Credit Fund

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Columbia Variable Portfolio – S&P 500 Index Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – Short Duration U.S. Government Fund

Variable Portfolio – Aggressive Portfolio

Variable Portfolio – American Century Diversified Bond Fund

Variable Portfolio – American Century Growth Fund

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Columbia Wanger U.S. Equities Fund

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Davis New York Venture Fund

Variable Portfolio – DFA International Value Fund

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Variable Portfolio – Invesco International Growth Fund

Variable Portfolio – J.P. Morgan Core Bond Fund

Variable Portfolio – Jennison Mid Cap Growth Fund

Variable Portfolio – Marsico Growth Fund

Variable Portfolio – MFS Value Fund

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Mondrian International Small Cap Fund

Variable Portfolio – Morgan Stanley Global Real Estate Fund

Variable Portfolio – NFJ Dividend Value Fund

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

Variable Portfolio – Pyramis International Equity Fund

Variable Portfolio – Wells Fargo Short Duration Government Fund

Effective immediately, the Fund Officer table for the above mentioned funds is herby superseded and replaced with the following:

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President –Asset Management and Trust Company Services, 2006 – 2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; senior officer of Columbia Funds and affiliated funds since 2002

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 40	Interim Chief Compliance Officer since 3/12	Vice President-Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005 – 2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 – April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 – January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007 – April 2011 and of the Nations Funds, May 2010 – March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 199 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 – May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 – November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 – July 2008

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America, June 2005 – April 2010

The rest of this section remains the same.

*	Valid until next update

S-6466-171 A (3/12)